BLACKROCK ALLOCATION TARGET SHARES

BATS: Series M Portfolio

BATS: Series S Portfolio

BLACKROCK BALANCED
CAPITAL FUND, INC.

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

BLACKROCK FUNDSSM

BlackRock Managed Volatility Portfolio

BLACKROCK FUNDS II

BlackRock Core Bond Portfolio

BlackRock GNMA Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Multi-Asset Income Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BLACKROCK FUNDS III

BlackRock Bond Index Fund

BlackRock CoreAlpha Bond Fund

BLACKROCK GLOBAL
ALLOCATION FUND, INC.

BLACKROCK SERIES FUND, INC.

BlackRock Balanced Capital Portfolio

BlackRock Global Allocation Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Global Allocation V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

MANAGED ACCOUNT SERIES

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 10, 2014 to the
Statement of Additional Information of each Fund

Effective immediately, the following changes are made to each Fund’s Statement of Additional Information:

The section captioned “Investment Risks and Considerations — When Issued Securities, Delayed Delivery Securities and Forward Commitments” is amended to add the following:

Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, beginning January 1, 2014, a Fund or its counterparty generally will be required to post collateral when entering into certain forward-settling transactions, including without limitation TBA transactions.

Shareholders should retain this Supplement for future reference.